Revenue - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Transaction Price Allocated to the Remaining Performance Obligation
Contract with Customer, Liability	$ 163,607	$ 163,607
Deferred Revenue Recognized In Future	$ 66,211	$ 66,211	$ 68,394
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			12 months
Percentage of remaining performance obligation			63.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months	12 months
Percentage of remaining performance obligation		64.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year	12 months
Percentage of remaining performance obligation			21.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		23.00%
Percentage of remaining performance obligation beginning the following year	8 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			7 years
Percentage of remaining performance obligation			16.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	8 years	8 years
Percentage of remaining performance obligation		13.00%	37.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Transaction Price Allocated to the Remaining Performance Obligation
Percentage of remaining performance obligation		36.00%